Debt (Details 2) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Related party – Unsecured Subordinated Promissory Note, effective interest rate 9.55%, due 2026	$ 62,007
Unsecured Subordinated Promissory Note [Member]
Related party – Unsecured Subordinated Promissory Note, effective interest rate 9.55%, due 2026	13,520
Less: Unamortized discounts, fees and issue costs	(2,021)
Balance at	$ 11,499